HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1%
	ADVERTISING & MARKETING - 0.1%
1,140	Omnicom Group, Inc.	$ 110,306
3,148	Trade Desk, Inc. (The), Class A(a)	275,199
		385,505
	AEROSPACE & DEFENSE - 1.1%
3,195	Boeing Company (The)(a)	616,603
1,292	General Dynamics Corporation	364,977
2,326	Howmet Aerospace, Inc.	159,168
1,101	L3Harris Technologies, Inc.	234,623
1,481	Lockheed Martin Corporation	673,662
863	Northrop Grumman Corporation	413,084
8,350	Raytheon Technologies Corporation	814,376
291	Teledyne Technologies, Inc.(a)	124,932
1,133	Textron, Inc.	108,689
254	TransDigm Group, Inc.	312,826
		3,822,940
	APPAREL & TEXTILE PRODUCTS - 0.2%
126	Deckers Outdoor Corporation(a)	118,599
7,288	NIKE, Inc., Class B	684,926
		803,525
	ASSET MANAGEMENT - 0.9%
589	Ameriprise Financial, Inc.	258,241
2,363	Apollo Global Management, Inc.	265,719
807	Ares Management Corporation, Class A	107,315
820	BlackRock, Inc.	683,635
4,112	Blackstone, Inc.	540,193
7,939	Charles Schwab Corporation (The)	574,307
3,638	KKR & Company, Inc.	365,910
373	LPL Financial Holdings, Inc.	98,547
1,148	Raymond James Financial, Inc.	147,426
1,242	T Rowe Price Group, Inc.	151,425
		3,192,718
	AUTOMOTIVE - 1.2%
23,499	Ford Motor Company	312,067
8,626	General Motors Company	391,189

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	AUTOMOTIVE - 1.2% (Continued)
21,411	Tesla, Inc.(a)	$ 3,763,840
		4,467,096
	BANKING - 2.7%
41,680	Bank of America Corporation	1,580,506
10,978	Citigroup, Inc.	694,249
2,292	Citizens Financial Group, Inc.	83,177
4,606	Fifth Third Bancorp	171,389
8,398	Huntington Bancshares, Inc.	117,152
22,149	JPMorgan Chase & Company	4,436,444
5,201	KeyCorporation	82,228
971	M&T Bank Corporation	141,222
2,385	PNC Financial Services Group, Inc. (The)	385,416
5,711	Regions Financial Corporation	120,159
7,861	Truist Financial Corporation	306,422
8,440	US Bancorp	377,268
21,156	Wells Fargo & Company	1,226,202
		9,721,834
	BEVERAGES - 1.0%
2,016	Brown-Forman Corporation, Class B	104,066
22,816	Coca-Cola Company (The)	1,395,883
954	Constellation Brands, Inc., Class A	259,259
5,539	Keurig Dr Pepper, Inc.	169,881
3,133	Monster Beverage Corporation(a)	185,724
8,096	PepsiCo, Inc.	1,416,881
		3,531,694
	BIOTECH & PHARMA - 4.8%
10,629	AbbVie, Inc.	1,935,541
716	Alnylam Pharmaceuticals, Inc.(a)	107,006
3,131	Amgen, Inc.	890,206
891	Biogen, Inc.(a)	192,126
1,019	BioMarin Pharmaceutical, Inc.(a)	88,999
12,657	Bristol-Myers Squibb Company	686,389
6,525	Eli Lilly and Company	5,076,190
7,607	Gilead Sciences, Inc.	557,213

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	BIOTECH & PHARMA - 4.8% (Continued)
1,108	Incyte Corporation(a)	$ 63,123
16,770	Johnson & Johnson	2,652,847
15,294	Merck & Company, Inc.	2,018,043
2,074	Moderna, Inc.(a)	221,005
35,400	Pfizer, Inc.	982,350
605	Regeneron Pharmaceuticals, Inc.(a)	582,306
2,140	Royalty Pharma plc, Class A	64,992
1,524	Vertex Pharmaceuticals, Inc.(a)	637,047
6,207	Viatris, Inc.	74,112
2,716	Zoetis, Inc.	459,574
		17,289,069
	CABLE & SATELLITE - 0.3%
554	Charter Communications, Inc., Class A(a)	161,009
24,051	Comcast Corporation, Class A	1,042,611
		1,203,620
	CHEMICALS - 1.1%
1,173	Air Products and Chemicals, Inc.	284,183
738	Albemarle Corporation	97,224
481	Avery Dennison Corporation	107,383
1,086	CF Industries Holdings, Inc.	90,366
4,594	Corteva, Inc.	264,936
4,070	Dow, Inc.	235,775
2,505	DuPont de Nemours, Inc.	192,058
1,451	Ecolab, Inc.	335,036
1,608	International Flavors & Fragrances, Inc.	138,272
2,799	Linde plc	1,299,633
1,526	LyondellBasell Industries N.V., Class A	156,079
1,715	Mosaic Company (The)	55,669
1,327	PPG Industries, Inc.	192,282
580	RPM International, Inc.	68,991
1,337	Sherwin-Williams Company (The)	464,381
		3,982,268
	COMMERCIAL SUPPORT SERVICES - 0.3%
484	Cintas Corporation	332,523

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.3% (Continued)
1,092	Republic Services, Inc.	$ 209,052
2,341	Waste Management, Inc.	498,984
		1,040,559
	CONSTRUCTION MATERIALS - 0.2%
322	Carlisle Companies, Inc.	126,176
3,858	CRH plc	332,790
375	Martin Marietta Materials, Inc.	230,228
811	Vulcan Materials Company	221,338
		910,532
	CONTAINERS & PACKAGING - 0.1%
1,763	Ball Corporation	118,756
1,742	International Paper Company	67,973
548	Packaging Corporation of America	103,999
		290,728
	DATA CENTER REIT - 0.2%
1,796	Digital Realty Trust, Inc.	258,696
522	Equinix, Inc.	430,822
		689,518
	DIVERSIFIED INDUSTRIALS - 1.1%
3,083	3M Company	327,014
870	Dover Corporation	154,155
2,196	Eaton Corporation PLC	686,645
3,308	Emerson Electric Company	375,193
6,245	General Electric Company	1,096,186
3,848	Honeywell International, Inc.	789,802
1,740	Illinois Tool Works, Inc.	466,894
		3,895,889
	E-COMMERCE DISCRETIONARY - 3.4%
67,139	Amazon.com, Inc.(a)	12,110,533
2,887	eBay, Inc.	152,376
		12,262,909
	ELECTRIC UTILITIES - 1.4%
1,759	Alliant Energy Corporation	88,654
1,491	Ameren Corporation	110,274

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	ELECTRIC UTILITIES - 1.4% (Continued)
2,928	American Electric Power Company, Inc.	$ 252,101
3,166	CenterPoint Energy, Inc.	90,199
1,535	CMS Energy Corporation	92,622
1,919	Consolidated Edison, Inc.	174,264
1,868	Constellation Energy Corporation	345,300
5,095	Dominion Energy, Inc.	250,623
1,153	DTE Energy Company	129,297
4,544	Duke Energy Corporation	439,450
2,252	Edison International	159,284
1,176	Entergy Corporation	124,280
1,153	Evergy, Inc.	61,547
2,109	Eversource Energy	126,055
5,805	Exelon Corporation	218,094
3,221	FirstEnergy Corporation	124,395
12,482	NextEra Energy, Inc.	797,724
13,627	PG&E Corporation	228,389
4,515	PPL Corporation	124,298
2,799	Public Service Enterprise Group, Inc.	186,917
3,689	SEMPRA	264,981
6,295	Southern Company (The)	451,603
1,780	WEC Energy Group, Inc.	146,174
3,386	Xcel Energy, Inc.	181,998
		5,168,523
	ELECTRICAL EQUIPMENT - 0.7%
1,333	AMETEK, Inc.	243,806
3,328	Amphenol Corporation, Class A	383,885
5,027	Carrier Global Corporation	292,220
2,187	Fortive Corporation	188,126
288	Hubbell, Inc.	119,534
3,938	Johnson Controls International plc	257,230
940	Keysight Technologies, Inc.(a)	146,997
2,452	Otis Worldwide Corporation	243,410
667	Rockwell Automation, Inc.	194,317
1,275	Trane Technologies PLC	382,755

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	ELECTRICAL EQUIPMENT - 0.7% (Continued)
1,383	Trimble, Inc.(a)	$ 89,010
		2,541,290
	ENGINEERING & CONSTRUCTION - 0.1%
644	Jacobs Solutions, Inc.	99,002
826	Quanta Services, Inc.	214,595
		313,597
	ENTERTAINMENT CONTENT - 0.5%
1,500	Electronic Arts, Inc.	199,005
2,201	ROBLOX Corporation, Class A(a)	84,034
960	Take-Two Interactive Software, Inc.(a)	142,550
10,148	Walt Disney Company (The)	1,241,710
14,519	Warner Bros Discovery, Inc.(a)	126,751
		1,794,050
	FOOD - 0.5%
3,082	Conagra Brands, Inc.	91,350
3,498	General Mills, Inc.	244,755
893	Hershey Company (The)	173,689
525	JM Smucker Co./The	66,082
1,650	Kellanova	94,529
4,349	Kraft Heinz Company (The)	160,478
900	Lamb Weston Holdings, Inc.	95,877
1,325	McCormick & Company, Inc.	101,773
7,891	Mondelez International, Inc., A	552,369
1,838	Tyson Foods, Inc., Class A	107,946
		1,688,848
	GAMING REIT - 0.1%
6,064	VICI Properties, Inc.	180,647

	GAS & WATER UTILITIES - 0.1%
1,146	American Water Works Company, Inc.	140,053
762	Atmos Energy Corporation	90,579
		230,632
	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,366	Cardinal Health, Inc.	152,855

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
1,005	Cencora, Inc.	$ 244,205
3,207	Centene Corporation(a)	251,685
1,772	Cigna Group (The)	643,573
7,754	CVS Health Corporation	618,459
1,372	Elevance Health, Inc.	711,438
1,247	HCA Healthcare, Inc.	415,912
745	Humana, Inc.	258,306
1,033	IQVIA Holdings, Inc.(a)	261,235
555	Laboratory Corp of America Holdings	121,245
793	McKesson Corporation	425,722
321	Molina Healthcare, Inc.(a)	131,876
649	Quest Diagnostics, Inc.	86,388
7,030	UnitedHealth Group, Inc.	3,477,742
		7,800,641
	HEALTH CARE REIT - 0.1%
2,708	Ventas, Inc.	117,906
3,007	Welltower, Inc.	280,974
		398,880
	HOME CONSTRUCTION - 0.3%
1,869	DR Horton, Inc.	307,544
1,411	Lennar Corporation, Class A	242,664
1,526	Masco Corporation	120,371
17	NVR, Inc.(a)	137,699
1,400	PulteGroup, Inc.	168,868
		977,146
	HOTEL REIT - 0.0%(b)
3,515	Host Hotels & Resorts, Inc.	72,690

	HOUSEHOLD PRODUCTS - 1.0%
1,272	Church & Dwight Company, Inc.	132,682
644	Clorox Company (The)	98,603
4,961	Colgate-Palmolive Company	446,738
1,257	Estee Lauder Companies, Inc. (The), Class A	193,767
10,420	Kenvue, Inc.	223,613

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	HOUSEHOLD PRODUCTS - 1.0% (Continued)
1,892	Kimberly-Clark Corporation	$ 244,730
14,306	Procter & Gamble Company (The)	2,321,149
		3,661,282
	INDUSTRIAL REIT - 0.2%
5,520	Prologis, Inc.	718,814

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,343	Fastenal Company	257,879
374	United Rentals, Inc.	269,695
214	WW Grainger, Inc.	217,702
		745,276
	INFRASTRUCTURE REIT - 0.3%
2,818	American Tower Corporation, A	556,809
2,397	Crown Castle, Inc.	253,675
650	SBA Communications Corporation, A	140,855
144	Texas Pacific Land Corporation	83,305
		1,034,644
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
4,404	Bank of New York Mellon Corporation (The)	253,758
648	Cboe Global Markets, Inc.	119,057
1,971	CME Group, Inc.	424,337
1,938	Goldman Sachs Group, Inc. (The)	809,484
3,131	Intercontinental Exchange, Inc.	430,293
7,670	Morgan Stanley	722,208
2,200	Nasdaq, Inc.	138,820
1,220	Northern Trust Corporation	108,482
1,707	State Street Corporation	131,985
		3,138,424
	INSURANCE - 2.7%
3,157	Aflac, Inc.	271,060
1,536	Allstate Corporation (The)	265,743
4,062	American International Group, Inc.	317,527
1,113	Aon PLC, Class A	371,430
1,998	Arch Capital Group Ltd.(a)	184,695

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	INSURANCE - 2.7% (Continued)
1,272	Arthur J Gallagher & Company	$ 318,051
10,269	Berkshire Hathaway, Inc., Class B(a)	4,318,320
1,178	Brown & Brown, Inc.	103,122
2,340	Chubb Ltd.	606,364
861	Cincinnati Financial Corporation	106,910
1,936	Hartford Financial Services Group, Inc. (The)	199,505
79	Markel Group, Inc.(a)	120,197
2,724	Marsh & McLennan Companies, Inc.	561,090
3,810	MetLife, Inc.	282,359
1,243	Principal Financial Group, Inc.	107,283
3,367	Progressive Corporation (The)	696,363
2,189	Prudential Financial, Inc.	256,989
1,349	Travelers Companies, Inc. (The)	310,459
1,264	W R Berkley Corporation	111,788
589	Willis Towers Watson PLC	161,975
		9,671,230
	INTERNET MEDIA & SERVICES – 6.9%
2,430	Airbnb, Inc., Class A(a)	400,853
45,215	Alphabet, Inc., Class A(a)	6,824,299
38,968	Alphabet, Inc., Class C(a)	5,933,267
202	Booking Holdings, Inc.	732,832
1,651	DoorDash, Inc., Class A(a)	227,376
718	Expedia Group, Inc.(a)	98,905
984	GoDaddy, Inc., Class A(a)	116,781
16,215	Meta Platforms, Inc., Class A	7,873,680
2,443	Netflix, Inc.(a)	1,483,707
3,702	Pinterest, Inc., Class A(a)	128,348
11,144	Uber Technologies, Inc.(a)	857,977
550	VeriSign, Inc.(a)	104,231
		24,782,256
	LEISURE FACILITIES & SERVICES - 1.0%
138	Chipotle Mexican Grill, Inc.(a)	401,134
760	Darden Restaurants, Inc.	127,034
224	Domino's Pizza, Inc.	111,301

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0% (Continued)
1,423	Hilton Worldwide Holdings, Inc.	$ 303,540
1,799	Las Vegas Sands Corporation	93,008
1,462	Marriott International, Inc., Class A	368,877
4,284	McDonald's Corporation	1,207,875
1,490	MGM Resorts International(a)	70,343
1,205	Royal Caribbean Cruises Ltd.(a)	167,507
6,690	Starbucks Corporation	611,399
1,603	Yum! Brands, Inc.	222,256
		3,684,274
	LEISURE PRODUCTS - 0.0%(b)
388	Axon Enterprise, Inc.(a)	121,397

	MACHINERY - 0.8%
2,884	Caterpillar, Inc.	1,056,784
1,534	Deere & Company	630,075
441	IDEX Corporation	107,613
2,100	Ingersoll Rand, Inc.	199,395
744	Parker-Hannifin Corporation	413,508
1,014	Stanley Black & Decker, Inc.	99,301
1,215	Veralto Corporation	107,722
1,458	Xylem, Inc.	188,432
		2,802,830
	MEDICAL EQUIPMENT & DEVICES - 2.8%
10,175	Abbott Laboratories	1,156,491
1,881	Agilent Technologies, Inc.	273,704
443	Align Technology, Inc.(a)	145,269
3,118	Avantor, Inc.(a)	79,727
3,493	Baxter International, Inc.	149,291
1,841	Becton Dickinson and Company	455,555
1,012	Bio-Techne Corporation	71,235
8,392	Boston Scientific Corporation(a)	574,768
1,030	Cooper Companies, Inc. (The)	104,504
3,956	Danaher Corporation	987,892
2,138	DexCom, Inc.(a)	296,541

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.8% (Continued)
3,568	Edwards Lifesciences Corporation(a)	$ 340,958
2,083	GE HealthCare Technologies, Inc.	189,366
1,201	Hologic, Inc.(a)	93,630
470	IDEXX Laboratories, Inc.(a)	253,767
1,221	Illumina, Inc.(a)	167,668
367	Insulet Corporation(a)	62,904
2,087	Intuitive Surgical, Inc.(a)	832,901
8,189	Medtronic PLC	713,671
132	Mettler-Toledo International, Inc.(a)	175,730
805	ResMed, Inc.	159,414
684	Revvity, Inc.	71,820
564	STERIS plc	126,798
1,909	Stryker Corporation	683,174
2,335	Thermo Fisher Scientific, Inc.	1,357,125
339	Waters Corporation(a)	116,694
413	West Pharmaceutical Services, Inc.	163,428
1,104	Zimmer Biomet Holdings, Inc.	145,706
		9,949,731
	METALS & MINING - 0.2%
8,545	Freeport-McMoRan, Inc.	401,786
5,041	Newmont Corporation	180,669
		582,455
	MULTI ASSET CLASS REIT - 0.0%(b)
1,044	WP Carey, Inc.	58,923

	OFFICE REIT - 0.0%(b)
899	Alexandria Real Estate Equities, Inc.	115,890
28	NET Lease Office Properties	666
		116,556
	OIL & GAS PRODUCERS - 2.9%
1,557	APA Corporation	53,530
1,330	Cheniere Energy, Inc.	214,502
10,245	Chevron Corporation	1,616,046
6,944	ConocoPhillips	883,832

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	OIL & GAS PRODUCERS - 2.9% (Continued)
4,233	Coterra Energy, Inc.	$ 118,016
3,779	Devon Energy Corporation	189,630
897	Diamondback Energy, Inc.	177,758
3,270	EOG Resources, Inc.	418,037
2,202	EQT Corporation	81,628
31,041	Exxon Mobil Corporation	3,608,207
1,619	Hess Corporation	247,124
12,247	Kinder Morgan, Inc.	224,610
3,425	Marathon Oil Corporation	97,065
2,387	Marathon Petroleum Corporation	480,981
3,778	Occidental Petroleum Corporation	245,532
3,537	ONEOK, Inc.	283,561
2,539	Phillips 66	414,720
1,346	Pioneer Natural Resources Company	353,325
1,351	Targa Resources Corporation	151,298
2,110	Valero Energy Corporation	360,156
7,382	Williams Companies, Inc. (The)	287,677
		10,507,235
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
5,825	Baker Hughes Company	195,138
5,240	Halliburton Company	206,561
8,079	Schlumberger Limited	442,809
		844,508
	REAL ESTATE SERVICES - 0.1%
1,957	CBRE Group, Inc., Class A(a)	190,299

	RENEWABLE ENERGY - 0.1%
739	Enphase Energy, Inc.(a)	89,404
647	First Solar, Inc.(a)	109,214
		198,618
	RESIDENTIAL REIT - 0.2%
851	AvalonBay Communities, Inc.	157,912
651	Camden Property Trust	64,058
2,110	Equity Residential	133,162

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	RESIDENTIAL REIT - 0.2% (Continued)
401	Essex Property Trust, Inc.	$ 98,169
3,640	Invitation Homes, Inc.	129,620
701	Mid-America Apartment Communities, Inc.	92,238
738	Sun Communities, Inc.	94,892
1,769	UDR, Inc.	66,178
		836,229
	RETAIL - CONSUMER STAPLES - 1.3%
2,640	Costco Wholesale Corporation	1,934,143
1,212	Dollar General Corporation	189,145
1,262	Dollar Tree, Inc.(a)	168,035
4,557	Kroger Company (The)	260,341
2,684	Target Corporation	475,632
4,197	Walgreens Boots Alliance, Inc.	91,033
24,597	Walmart, Inc.	1,480,001
		4,598,330
	RETAIL - DISCRETIONARY - 1.5%
99	AutoZone, Inc.(a)	312,013
1,350	Best Buy Company, Inc.	110,741
841	Genuine Parts Company	130,296
5,951	Home Depot, Inc. (The)	2,282,805
3,439	Lowe's Companies, Inc.	876,016
346	O'Reilly Automotive, Inc.(a)	390,592
1,874	Ross Stores, Inc.	275,028
6,636	TJX Cos., Inc. (The)	673,023
581	Tractor Supply Company	152,059
286	Ulta Beauty, Inc.(a)	149,544
		5,352,117
	RETAIL REIT - 0.2%
3,199	Kimco Realty Corporation	62,732
3,976	Realty Income Corporation	215,102
1,989	Simon Property Group, Inc.	311,259
		589,093
	SELF-STORAGE REIT - 0.1%
1,189	Extra Space Storage, Inc.	174,783

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	SELF-STORAGE REIT - 0.1% (Continued)
931	Public Storage	$ 270,046
		444,829
	SEMICONDUCTORS - 8.6%
9,520	Advanced Micro Devices, Inc.(a)	1,718,265
2,855	Analog Devices, Inc.	564,690
4,620	Applied Materials, Inc.	952,783
3,376	Broadcom, Inc.	4,474,584
907	Entegris, Inc.	127,470
24,387	Intel Corporation	1,077,174
752	KLA Corporation	525,325
715	Lam Research Corporation	694,673
4,781	Marvell Technology, Inc.	338,877
3,020	Microchip Technology, Inc.	270,924
6,099	Micron Technology, Inc.	719,011
277	Monolithic Power Systems, Inc.	187,645
18,560	NVIDIA Corporation	16,770,073
2,560	ON Semiconductor Corporation(a)	188,288
6,254	QUALCOMM, Inc.	1,058,802
966	Skyworks Solutions, Inc.	104,637
986	Teradyne, Inc.	111,250
5,336	Texas Instruments, Inc.	929,585
		30,814,056
	SOFTWARE - 9.9%
2,615	Adobe, Inc.(a)	1,319,529
781	Akamai Technologies, Inc.(a)	84,942
493	ANSYS, Inc.(a)	171,150
977	Atlassian Corporation, Class A(a)	190,622
1,227	Autodesk, Inc.(a)	319,535
1,529	Cadence Design Systems, Inc.(a)	475,947
1,842	Cloudflare, Inc., Class A(a)	178,361
1,318	Crowdstrike Holdings, Inc., Class A(a)	422,538
1,669	Datadog, Inc., Class A(a)	206,288
3,979	Fortinet, Inc.(a)	271,805
3,016	Gen Digital, Inc.	67,558

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	SOFTWARE - 9.9% (Continued)
260	HubSpot, Inc.(a)	$ 162,906
1,523	Intuit, Inc.	989,950
57,886	Microsoft Corporation	24,353,797
377	MongoDB, Inc.(a)	135,207
8,926	Oracle Corporation	1,121,195
10,390	Palantir Technologies, Inc., Class A(a)	239,074
1,691	Palo Alto Networks, Inc.(a)	480,464
340	Paycom Software, Inc.	67,663
752	PTC, Inc.(a)	142,083
599	Roper Technologies, Inc.	335,943
5,392	Salesforce, Inc.	1,623,962
1,132	ServiceNow, Inc.(a)	863,037
1,610	Snowflake, Inc.(a)	260,176
1,091	SS&C Technologies Holdings, Inc.	70,228
825	Synopsys, Inc.(a)	471,488
984	Twilio, Inc., Class A(a)	60,172
201	Tyler Technologies, Inc.(a)	85,427
1,035	Veeva Systems, Inc., Class A(a)	239,799
1,114	Workday, Inc., Class A(a)	303,844
1,395	Zoom Video Communications, Inc., Class A(a)	91,191
		35,805,881
	SPECIALTY FINANCE - 0.4%
3,357	American Express Company	764,355
2,215	Capital One Financial Corporation	329,791
1,377	Discover Financial Services	180,511
1,949	Synchrony Financial	84,041
		1,358,698
	SPECIALTY REIT - 0.0%(b)
1,447	Iron Mountain, Inc.	116,064

	STEEL - 0.1%
1,508	Nucor Corporation	298,433
322	Reliance, Inc.	107,606

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	STEEL - 0.1% (Continued)
788	Steel Dynamics, Inc.	$ 116,805
		522,844
	TECHNOLOGY HARDWARE - 6.3%
114,551	Apple, Inc.	19,643,206
1,374	Arista Networks, Inc.(a)	398,433
24,059	Cisco Systems, Inc.	1,200,786
4,223	Corning, Inc.	139,190
1,558	Dell Technologies, Inc., Class C	177,783
981	Garmin Ltd.	146,041
7,251	Hewlett Packard Enterprise Company	128,560
5,222	HP, Inc.	157,809
672	Jabil, Inc.	90,014
930	Motorola Solutions, Inc.	330,131
1,118	NetApp, Inc.	117,356
1,187	Seagate Technology Holdings PLC	110,450
1,924	Western Digital Corporation(a)	131,294
270	Zebra Technologies Corporation, Class A(a)	81,389
		22,852,442
	TECHNOLOGY SERVICES - 4.1%
3,876	Accenture plc, Class A	1,343,460
2,389	Automatic Data Processing, Inc.	596,629
3,347	Block, Inc., Class A(a)	283,089
674	Booz Allen Hamilton Holding Corporation	100,049
647	Broadridge Financial Solutions, Inc.	132,544
817	CDW Corporation	208,972
3,052	Cognizant Technology Solutions Corporation, Class A	223,681
368	Corpay, Inc.(a)	113,543
2,191	CoStar Group, Inc.(a)	211,651
363	EPAM Systems, Inc.(a)	100,246
784	Equifax, Inc.	209,736
188	FactSet Research Systems, Inc.	85,425
133	Fair Isaac Corporation(a)	166,198
3,314	Fidelity National Information Services, Inc.	245,833
3,545	Fiserv, Inc.(a)	566,562

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	TECHNOLOGY SERVICES - 4.1% (Continued)
413	Gartner, Inc.(a)	$ 196,865
1,591	Global Payments, Inc.	212,653
5,407	International Business Machines Corporation	1,032,521
381	Jack Henry & Associates, Inc.	66,191
823	Leidos Holdings, Inc.	107,887
5,803	Mastercard, Inc., Class A	2,794,551
908	Moody's Corporation	356,871
445	MSCI, Inc.	249,400
1,748	Paychex, Inc.	214,654
6,316	PayPal Holdings, Inc.(a)	423,109
1,818	S&P Global, Inc.	773,468
1,092	TransUnion	87,142
839	Verisk Analytics, Inc.	197,777
12,508	Visa, Inc., Class A	3,490,733
		14,791,440
	TELECOMMUNICATIONS - 0.6%
42,390	AT&T, Inc.	746,064
2,915	T-Mobile US, Inc.	475,786
24,875	Verizon Communications, Inc.	1,043,755
		2,265,605
	TIMBER REIT - 0.0%(b)
4,782	Weyerhaeuser Company	171,722

	TOBACCO & CANNABIS - 0.4%
10,754	Altria Group, Inc.	469,089
9,281	Philip Morris International, Inc.	850,326
		1,319,415
	TRANSPORTATION & LOGISTICS - 1.0%
11,249	CSX Corporation	417,000
3,395	Delta Air Lines, Inc.	162,519
741	Expeditors International of Washington, Inc.	90,083
1,285	FedEx Corporation	372,316
493	JB Hunt Transport Services, Inc.	98,230
1,311	Norfolk Southern Corporation	334,135

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0% (Continued)
1,158	Old Dominion Freight Line, Inc.	$ 253,961
3,764	Southwest Airlines Company	109,871
3,536	Union Pacific Corporation	869,609
1,521	United Airlines Holdings, Inc.(a)	72,825
4,381	United Parcel Service, Inc., B	651,148
		3,431,697
	TRANSPORTATION EQUIPMENT - 0.2%
790	Cummins, Inc.	232,774
2,923	PACCAR, Inc.	362,130
1,011	Westinghouse Air Brake Technologies Corporation	147,282
		742,186
	WHOLESALE - CONSUMER STAPLES - 0.1%
3,152	Archer-Daniels-Midland Company	197,977
823	Bunge Global S.A.	84,374
3,009	Sysco Corporation	244,271
		526,622
	WHOLESALE - DISCRETIONARY - 0.1%
4,721	Copart, Inc.(a)	273,440
1,284	LKQ Corporation	68,578
255	Pool Corporation	102,893
		444,911

	TOTAL COMMON STOCKS (Cost $225,662,960)	288,450,281

	EXCHANGE-TRADED FUND — 19.8%
	EQUITY - 19.8%
532,315	Direxion Daily S&P 500 Bull 3X (Cost $55,594,393)	71,346,179

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES — 0.0%(b)
143	ABIOMED, Inc. - CVR(a) (c) (Cost $0)	12/31/2029	$35	$ -

	TOTAL INVESTMENTS - 99.9% (Cost $281,257,353)			$ 359,796,460
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			232,500
	NET ASSETS - 100.0%			$ 360,028,960

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $0, representing 0.0% of net assets.